                                   PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                                 PROSPECTUS FORM #        DATE
---------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV/
   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES               S-6419 H            5/1/06

IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE                   S-6203 G            5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                         SURVIVING FUND
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares       Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                 MINIMUM                     MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                   0.53%                       1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                MANAGEMENT                      OTHER        GROSS TOTAL
FUND NAME                                                          FEES        12B-1 FEES      EXPENSES    ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares        0.85%          0.25%         0.59%         1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.





The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                      INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value VCT Portfolio -    Long-term capital growth. Normally, the         Pioneer Investment Management, Inc.
Class II Shares*                               portfolio invests at least 80% of its total
                                               assets in equity securities of non-U.S.
                                               issuers. These issuers may be located in
                                               both developed and emerging markets. Under
                                               normal circumstances, the portfolio's assets
                                               will be invested in securities of companies
                                               domiciled in at least three different
                                               foreign countries.
-----------------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.

S-6419-10 A (12/06)

------------------------------------------------------------------------------

*     Destroy date: Jan. 2, 2007

                                         PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                                    PROSPECTUS FORM #               DATE
----------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV/
   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES                  S-6419 H                  05/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                       SURVIVING FUND
----------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio Class II Shares       Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                            MINIMUM             MAXIMUM
Total expenses before fee waivers and/or expense reimbursements               0.53%              1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                              MANAGEMENT                    OTHER           GROSS TOTAL
FUND NAME                                                        FEES       12b-1 FEES     EXPENSES       ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares     0.85%          0.25%         0.59%         1.69% (b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value   Long-term capital growth. Normally, the portfolio invests at       Pioneer Investment Management, Inc.
VCT Portfolio -               least 80% of its total assets in equity securities of non-U.S.
Class II Shares*              issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the
                              portfolio's assets will be invested in securities of companies domiciled in at least three different foreign countries.
------------------------------------------------------------------------------------------------------------------------------------
*     On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares
      reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

------------------------------------------------------------------------------
S-6419-11 A (12/06)

* Destroy date: Jan. 2, 2007.

The following information replaces the "Policy Illustrations" section of the prospectus:

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current and guaranteed charges for the policies; and

o     Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV - NY and VUL IV ES - NY. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations are 1.05% of average daily net assets for the policies and 1.04% of average daily net assets for prior policies. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustrations assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk or nonsmoker risk, as applicable.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations for VUL IV - NY assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV - NY assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations VUL IV ES - NY assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year.

o     Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


------------------------------------------------------------------------------

VUL IV - NY
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $400,000                          MALE -- AGE 40                                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                  PREFERRED NONTOBACCO                             ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED               DEATH BENEFIT                      POLICY VALUE                       CASH SURRENDER VALUE
END OF   WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%           0%         6%           12%        0%          6%           12%          0%           6%           12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $    4,725     $400,000   $400,000   $   400,000   $ 3,473    $  3,708   $     3,943     $    --     $     --   $        --
 2            9,686      400,000    400,000       400,000     6,861       7,550         8,267       2,693        3,382         4,099
 3           14,896      400,000    400,000       400,000    10,145      11,508        12,986       5,977        7,340         8,818
 4           20,365      400,000    400,000       400,000    13,348      15,612        18,167       9,180       11,444        13,999
 5           26,109      400,000    400,000       400,000    16,451      19,845        23,834      12,283       15,677        19,666

 6           32,139      400,000    400,000       400,000    19,444      24,203        30,027      16,110       20,869        26,692
 7           38,471      400,000    400,000       400,000    22,331      28,692        36,801      19,830       26,191        34,301
 8           45,120      400,000    400,000       400,000    25,146      33,353        44,254      23,479       31,685        42,587
 9           52,101      400,000    400,000       400,000    27,915      38,215        52,479      27,081       37,382        51,645
10           59,431      400,000    400,000       400,000    30,636      43,289        61,554      30,636       43,289        61,554

15          101,959      400,000    400,000       400,000    44,101      73,235       125,184      44,101       73,235       125,184
20          156,237      400,000    400,000       400,000    54,159     108,505       229,431      54,159      108,505       229,431
25          225,511      400,000    400,000       494,116    58,933     149,766       405,013      58,933      149,766       405,013
30          313,924      400,000    400,000       804,981    55,235     197,274       693,949      55,235      197,274       693,949
35          426,763      400,000    400,000     1,249,927    36,434     252,287     1,168,156      36,434      252,287     1,168,156

40          570,779           --    400,000     2,048,169        --     318,883     1,950,637          --      318,883     1,950,637
45          754,583           --    432,083     3,376,829        --     411,508     3,216,027          --      411,508     3,216,027
50          989,169           --    554,662     5,493,017        --     528,250     5,231,445          --      528,250     5,231,445
55        1,288,567           --    681,033     8,616,153        --     674,290     8,530,844          --      674,290     8,530,844
60        1,670,683           --    871,272    14,179,478        --     871,272    14,179,478          --      871,272    14,179,478
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV ES - NY
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                         MALE -- AGE 40                                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                  PREFERRED NONTOBACCO                             ANNUAL PREMIUM $30,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED               DEATH BENEFIT                        POLICY VALUE                     CASH SURRENDER VALUE
END OF   WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%            12%         0%          6%          12%          0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $    31,500  $2,000,000  $2,000,000  $  2,000,000   $ 25,468  $   27,110  $     28,754   $  4,628  $    6,270  $      7,914
 2            64,575   2,000,000   2,000,000     2,000,000     50,303      55,182        60,263     29,463      34,342        39,423
 3            99,304   2,000,000   2,000,000     2,000,000     74,522      84,262        94,812     53,682      63,422        73,972
 4           135,769   2,000,000   2,000,000     2,000,000     98,196     114,455       132,780     77,356      93,615       111,940
 5           174,057   2,000,000   2,000,000     2,000,000    121,283     145,756       174,463    100,443     124,916       153,623

 6           214,260   2,000,000   2,000,000     2,000,000    143,741     178,160       220,193    127,069     161,488       203,521
 7           256,473   2,000,000   2,000,000     2,000,000    165,534     211,670       270,343    153,030     199,166       257,839
 8           300,797   2,000,000   2,000,000     2,000,000    186,786     246,448       325,489    178,450     238,112       317,153
 9           347,337   2,000,000   2,000,000     2,000,000    207,563     282,609       386,208    203,395     278,441       382,040
10           396,204   2,000,000   2,000,000     2,000,000    227,876     320,217       453,081    227,876     320,217       453,081

15           679,725   2,000,000   2,000,000     2,000,000    330,383     545,419       927,246    330,383     545,419       927,246
20         1,041,578   2,000,000   2,000,000     2,300,734    416,097     821,470     1,716,966    416,097     821,470     1,716,966
25         1,503,404   2,000,000   2,000,000     3,700,698    478,664   1,164,365     3,033,359    478,664   1,164,365     3,033,359
30         2,092,824   2,000,000   2,000,000     6,033,529    506,542   1,596,770     5,201,318    506,542   1,596,770     5,201,318
35         2,845,090   2,000,000   2,308,669     9,392,780    475,038   2,157,635     8,778,299    475,038   2,157,635     8,778,299

40         3,805,193   2,000,000   3,009,236    15,446,072    331,449   2,865,939    14,710,545    331,449   2,865,939    14,710,545
45         5,030,555          --   3,915,938    25,585,427         --   3,729,465    24,367,074         --   3,729,465    24,367,074
50         6,594,462          --   4,997,133    41,851,716         --   4,759,175    39,858,777         --   4,759,175    39,858,777
55         8,590,447          --   6,112,085    65,981,843         --   6,051,569    65,328,558         --   6,051,569    65,328,558
60        11,137,887          --   7,798,728   109,047,009         --   7,798,728   109,047,009         --   7,798,728   109,047,009
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV - NY
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $400,000                           MALE -- AGE 40                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                  PREFERRED NONTOBACCO                               ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED               DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%           0%         6%           12%          0%          6%          12%          0%          6%          12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $    4,725     $400,000   $400,000    $  400,000     $ 3,243     $ 3,470   $    3,699     $    --     $    --    $       --
 2            9,686      400,000    400,000       400,000       6,360       7,018        7,704       2,192       2,850         3,536
 3           14,896      400,000    400,000       400,000       9,355      10,647       12,051       5,187       6,479         7,883
 4           20,365      400,000    400,000       400,000      12,220      14,351       16,762       8,052      10,183        12,594
 5           26,109      400,000    400,000       400,000      14,945      18,123       21,867      10,777      13,955        17,699

 6           32,139      400,000    400,000       400,000      17,525      21,957       27,396      14,191      18,622        24,062
 7           38,471      400,000    400,000       400,000      19,962      25,856       33,398      17,461      23,355        30,897
 8           45,120      400,000    400,000       400,000      22,248      29,815       39,914      20,581      28,148        38,247
 9           52,101      400,000    400,000       400,000      24,377      33,828       46,990      23,544      32,994        46,157
10           59,431      400,000    400,000       400,000      26,342      37,889       54,680      26,342      37,889        54,680

15          101,959      400,000    400,000       400,000      33,034      58,291      104,324      33,034      58,291       104,324
20          156,237      400,000    400,000       400,000      32,513      76,898      180,614      32,513      76,898       180,614
25          225,511      400,000    400,000       400,000      20,259      89,334      303,393      20,259      89,334       303,393
30          313,924           --    400,000       586,603          --      86,180      505,692          --      86,180       505,692
35          426,763           --    400,000       883,114          --      45,723      825,340          --      45,723       825,340

40          570,779           --         --     1,403,342          --          --    1,336,516          --          --     1,336,516
45          754,583           --         --     2,229,147          --          --    2,122,997          --          --     2,122,997
50          989,169           --         --     3,462,619          --          --    3,297,732          --          --     3,297,732
55        1,288,567           --         --     5,205,255          --          --    5,153,718          --          --     5,153,718
60        1,670,683           --         --     8,347,620          --          --    8,347,620          --          --     8,347,620
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV ES - NY
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                           MALE -- AGE 40                           GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONTOBACCO                          ANNUAL PREMIUM $30,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
          ACCUMULATED            DEATH BENEFIT                        POLICY VALUE                        CASH SURRENDER VALUE
END OF    WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%         0%          6%          12%          0%          6%           12%          0%          6%          12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $    31,500  $2,000,000  $2,000,000  $ 2,000,000   $ 23,684   $   25,269   $    26,857   $  2,844   $    4,429  $     6,017
 2            64,575   2,000,000   2,000,000    2,000,000     46,615       51,267        56,115     25,775       30,427       35,275
 3            99,304   2,000,000   2,000,000    2,000,000     68,814       78,033        88,033     47,974       57,193       67,193
 4           135,769   2,000,000   2,000,000    2,000,000     90,244      105,555       122,840     69,404       84,715      102,000
 5           174,057   2,000,000   2,000,000    2,000,000    110,871      133,819       160,793     90,031      112,979      139,953

 6           214,260   2,000,000   2,000,000    2,000,000    130,664      162,816       202,181    113,992      146,144      185,509
 7           256,473   2,000,000   2,000,000    2,000,000    149,646      192,593       247,385    137,142      180,089      234,881
 8           300,797   2,000,000   2,000,000    2,000,000    167,786      223,148       296,777    159,450      214,812      288,441
 9           347,337   2,000,000   2,000,000    2,000,000    185,054      254,481       350,775    180,886      250,313      346,607
10           396,204   2,000,000   2,000,000    2,000,000    201,422      286,595       409,850    201,422      286,595      409,850

15           679,725   2,000,000   2,000,000    2,000,000    266,889      457,384       800,901    266,889      457,384      800,901
20         1,041,578   2,000,000   2,000,000    2,000,000    296,499      641,560     1,429,925    296,499      641,560    1,429,925
25         1,503,404   2,000,000   2,000,000    2,990,522    270,922      832,484     2,451,247    270,922      832,484    2,451,247
30         2,092,824   2,000,000   2,000,000    4,701,924    148,057    1,018,221     4,053,383    148,057    1,018,221    4,053,383
35         2,845,090          --   2,000,000    7,041,361         --    1,181,992     6,580,711         --    1,181,992    6,580,711

40         3,805,193          --   2,000,000   11,153,930         --    1,288,971    10,622,790         --    1,288,971   10,622,790
45         5,030,555          --   2,000,000   17,683,159         --    1,260,878    16,841,104         --    1,260,878   16,841,104
50         6,594,462          --   2,000,000   27,434,404         --      675,632    26,128,004         --      675,632   26,128,004
55         8,590,447          --          --   41,208,993         --           --    40,800,983         --           --   40,800,983
60        11,137,887          --          --   66,053,988         --           --    66,053,988         --           --   66,053,988
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV - NY                                                                                                FOR PRIOR POLICIES
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $275,000                        MALE -- AGE 40                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                                ANNUAL PREMIUM $3,500
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%         6%            12%        0%           6%           12%         0%          6%          12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $    3,675     $275,000   $275,000   $   275,000   $ 2,845     $  3,033   $     3,221    $     0     $    167   $       355
 2            7,534      275,000    275,000       275,000     5,625        6,178         6,755      2,759        3,313         3,889
 3           11,585      275,000    275,000       275,000     8,323        9,424        10,618      5,458        6,559         7,753
 4           15,840      275,000    275,000       275,000    10,951       12,785        14,853      8,086        9,920        11,988
 5           20,307      275,000    275,000       275,000    13,495       16,250        19,484     10,629       13,384        16,618

 6           24,997      275,000    275,000       275,000    15,956       19,823        24,552     13,664       17,531        22,259
 7           29,922      275,000    275,000       275,000    18,322       23,497        30,088     16,603       21,778        28,368
 8           35,093      275,000    275,000       275,000    20,618       27,299        36,166     19,472       26,153        35,019
 9           40,523      275,000    275,000       275,000    22,845       31,236        42,843     22,272       30,663        42,270
10           46,224      275,000    275,000       275,000    25,014       35,323        50,191     25,014       35,323        50,191

15           79,301      275,000    275,000       275,000    35,464       59,167       101,468     35,464       59,167       101,468
20          121,517      275,000    275,000       275,000    43,381       87,486       185,941     43,381       87,486       185,941
25          175,397      275,000    275,000       400,517    48,153      121,892       328,292     48,153      121,892       328,292
30          244,163      275,000    275,000       651,488    47,209      163,118       561,628     47,209      163,118       561,628
35          331,927      275,000    275,000     1,010,831    36,189      214,134       944,702     36,189      214,134       944,702

40          443,939      275,000    296,533     1,655,910     4,671      282,412     1,577,057      4,671      282,412     1,577,057
45          586,898           --    386,813     2,729,641        --      368,393     2,599,658         --      368,393     2,599,658
50          769,354           --    493,544     4,439,388        --      470,042     4,227,989         --      470,042     4,227,989
55        1,002,219           --    603,285     6,963,408        --      597,312     6,894,463         --      597,312     6,894,463
60        1,299,420           --    769,475    11,463,851        --      769,475    11,463,851         --      769,475    11,463,851
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV ES - NY                                                                                              FOR PRIOR POLICIES
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                            MALE -- AGE 40                             CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONSMOKER                           ANNUAL PREMIUM $25,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                           POLICY VALUE                   CASH SURRENDER VALUE
END OF   WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%           6%           12%         0%          6%           12%         0%          6%           12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $   26,250   $2,000,000   $2,000,000   $ 2,000,000  $ 21,024   $   22,387   $    23,750   $    184  $    1,547  $     2,910
 2           53,813    2,000,000    2,000,000     2,000,000    41,495       45,534        49,741     20,655      24,694       28,901
 3           82,753    2,000,000    2,000,000     2,000,000    61,426       69,480        78,205     40,586      48,640       57,365
 4          113,141    2,000,000    2,000,000     2,000,000    80,886       94,319       109,461     60,046      73,479       88,621
 5          145,048    2,000,000    2,000,000     2,000,000    99,774      119,977       143,682     78,934      99,137      122,842

 6          178,550    2,000,000    2,000,000     2,000,000   118,050      146,440       181,122    101,378     129,768      164,450
 7          213,728    2,000,000    2,000,000     2,000,000   135,674      173,693       222,067    123,170     161,189      209,563
 8          250,664    2,000,000    2,000,000     2,000,000   152,773      201,890       267,003    144,437     193,554      258,667
 9          289,447    2,000,000    2,000,000     2,000,000   169,306      231,024       316,299    165,138     226,856      312,131
10          330,170    2,000,000    2,000,000     2,000,000   185,342      261,199       370,472    185,342     261,199      370,472

15          566,437    2,000,000    2,000,000     2,000,000   263,910      439,494       752,341    263,910     439,494      752,341
20          867,981    2,000,000    2,000,000     2,000,000   324,856      653,429     1,385,464    324,856     653,429    1,385,464
25        1,252,836    2,000,000    2,000,000     2,991,645   363,626      914,604     2,452,168    363,626     914,604    2,452,168
30        1,744,020    2,000,000    2,000,000     4,883,541   364,719    1,232,638     4,209,949    364,719   1,232,638    4,209,949
35        2,370,908    2,000,000    2,000,000     7,608,708   298,837    1,632,866     7,110,943    298,837   1,632,866    7,110,943

40        3,170,994    2,000,000    2,277,837    12,520,093   101,910    2,169,368    11,923,898    101,910   2,169,368   11,923,898
45        4,192,129           --    2,977,665    20,744,703        --    2,835,871    19,756,860         --   2,835,871   19,756,860
50        5,495,385           --    3,811,672    33,930,860        --    3,630,164    32,315,105         --   3,630,164   32,315,105
55        7,158,706           --    4,673,502    53,492,592        --    4,627,230    52,962,962         --   4,627,230   52,962,962
60        9,281,573           --    5,977,446    88,450,636        --    5,977,446    88,450,636         --   5,977,446   88,450,636
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.

      THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV - NY                                                                                                  FOR PRIOR POLICIES
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $275,000                           MALE -- AGE 40                             GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                   PREFERRED NONSMOKER                              ANNUAL PREMIUM $3,500
------------------------------------------------------------------------------------------------------------------------------------
           PREMIUM(1)
          ACCUMULATED               DEATH BENEFIT                       POLICY VALUE                     CASH SURRENDER VALUE
END OF    WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%          6%           12%        0%          6%          12%        0%          6%            12%
------------------------------------------------------------------------------------------------------------------------------------
 1        $    3,675     $275,000     $275,000   $  275,000   $ 2,587     $ 2,766   $    2,946   $    --     $    --      $       80
 2             7,534      275,000      275,000      275,000     5,082       5,602        6,145     2,217       2,737           3,279
 3            11,585      275,000      275,000      275,000     7,488       8,512        9,625     4,622       5,647           6,759
 4            15,840      275,000      275,000      275,000     9,798      11,492       13,407     6,933       8,627          10,541
 5            20,307      275,000      275,000      275,000    12,008      14,539       17,517     9,143      11,673          14,651

 6            24,997      275,000      275,000      275,000    14,113      17,648       21,983    11,821      15,356          19,690
 7            29,922      275,000      275,000      275,000    16,115      20,825       26,844    14,396      19,105          25,125
 8            35,093      275,000      275,000      275,000    18,010      24,066       32,138    16,864      22,920          30,992
 9            40,523      275,000      275,000      275,000    19,793      27,369       37,905    19,220      26,796          37,331
10            46,224      275,000      275,000      275,000    21,459      30,732       44,191    21,459      30,732          44,191

15            79,301      275,000      275,000      275,000    27,604      48,088       85,256    27,604      48,088          85,256
20           121,517      275,000      275,000      275,000    28,802      65,301      149,756    28,802      65,301         149,756
25           175,397      275,000      275,000      311,911    22,100      80,105      255,665    22,100      80,105         255,665
30           244,163      275,000      275,000      492,785     1,091      87,730      424,815     1,091      87,730         424,815
35           331,927           --      275,000      740,190        --      77,701      691,766        --      77,701         691,766

40           443,939           --      275,000    1,174,827        --      19,683    1,118,883        --      19,683       1,118,883
45           586,898           --           --    1,865,122        --          --    1,776,306        --          --       1,776,306
50           769,354           --           --    2,896,629        --          --    2,758,694        --          --       2,758,694
55         1,002,219           --           --    4,354,598        --          --    4,311,483        --          --       4,311,483
60         1,299,420           --           --    6,984,787        --          --    6,984,787        --          --       6,984,787
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

      THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

VUL IV ES - NY                                                                                                  FOR PRIOR POLICIES
------------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                                MALE -- AGE 40                         GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                          PREFERRED NONSMOKER                         ANNUAL PREMIUM $25,000
------------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED               DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST           ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%            0%           6%          12%           0%        6%           12%          0%          6%         12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $   26,250     $2,000,000   $2,000,000   $ 2,000,000   $ 18,944   $ 20,239   $    21,536   $     --   $     --  $       696
 2           53,813      2,000,000    2,000,000     2,000,000     37,217     40,990        44,925     16,377     20,150       24,085
 3           82,753      2,000,000    2,000,000     2,000,000     54,835     62,284        70,368     33,995     41,444       49,528
 4          113,141      2,000,000    2,000,000     2,000,000     71,760     84,093        98,026     50,920     63,253       77,186
 5          145,048      2,000,000    2,000,000     2,000,000     87,954    106,390       128,083     67,114     85,550      107,243

 6          178,550      2,000,000    2,000,000     2,000,000    103,379    129,152       160,746     86,707    112,480      144,074
 7          213,728      2,000,000    2,000,000     2,000,000    118,057    152,412       196,305    105,553    139,908      183,801
 8          250,664      2,000,000    2,000,000     2,000,000    131,952    176,148       235,027    123,616    167,812      226,691
 9          289,447      2,000,000    2,000,000     2,000,000    145,030    200,341       277,215    140,862    196,173      273,047
10          330,170      2,000,000    2,000,000     2,000,000    157,257    224,974       323,210    157,257    224,974      323,210

15          566,437      2,000,000    2,000,000     2,000,000    202,494    352,239       623,763    202,494    352,239      623,763
20          867,981      2,000,000    2,000,000     2,000,000    211,751    478,801     1,096,145    211,751    478,801    1,096,145
25        1,252,836      2,000,000    2,000,000     2,283,792    163,607    588,393     1,871,961    163,607    588,393    1,871,961
30        1,744,020      2,000,000    2,000,000     3,607,687     11,568    646,852     3,110,075     11,568    646,852    3,110,075
35        2,370,908             --    2,000,000     5,418,543         --    579,354     5,064,059         --    579,354    5,064,059

40        3,170,994             --    2,000,000     8,599,915         --    169,525     8,190,395         --    169,525    8,190,395
45        4,192,129             --           --    13,652,614         --         --    13,002,490         --         --   13,002,490
50        5,495,385             --           --    21,202,852         --         --    20,193,193         --         --   20,193,193
55        7,158,706             --           --    31,874,613         --         --    31,559,022         --         --   31,559,022
60        9,281,573             --           --    51,126,606         --         --    51,126,606         --         --   51,126,606
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------